Popular, Inc. (Holding only) (Tables) - Popular, Inc. Holding Co.	12 Months Ended
Dec. 31, 2021
Condensed Balance Sheet
Condensed Statements of Condition
	December 31,
(In thousands)	2021	2020
ASSETS
Cash and due from banks (includes $79,660 due from bank subsidiary (2020 - $69,299))	$79,660	$69,299
Money market investments	205,646	111,596
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))[1]	3,125	8,726
Equity securities, at lower of cost or realizable value	19,711	16,049
Investment in BPPR and subsidiaries, at equity	3,858,701	4,327,188
Investment in Popular North America and subsidiaries, at equity	1,834,931	1,733,411
Investment in other non-bank subsidiaries, at equity	288,736	271,129
Other loans	29,445	31,473
Less - Allowance for credit losses	96	311
Premises and equipment	5,684	5,322
Investment in equity method investees	114,955	88,272
Other assets (includes $6,802 due from subsidiaries and affiliate (2020 - $5,518))	32,810	35,002
Total assets	$6,473,308	$6,697,156

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$401,990	$587,386
Other liabilities (includes $6,591 due to subsidiaries and affiliate (2020 - $3,779))	101,923	81,148
Stockholders’ equity	5,969,395	6,028,622
Total liabilities and stockholders’ equity	$6,473,308	$6,697,156
[1] Refer to Note 18 to the consolidated financial statements for information on the statutory trusts.

Condensed Income Statement
Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2021	2020	2019
Income:
Dividends from subsidiaries	$792,000	$586,000	$408,000
Interest income (includes $828 due from subsidiaries and affiliates (2020 - $2,290; 2019 - $4,237))	4,303	4,949	6,669
Earnings from investments in equity method investees	29,387	17,841	17,279
Other operating income	-	1	1
Net (loss) gain, including impairment, on equity securities	(525)	1,494	988
Total income	825,165	610,285	432,937
Expenses:
Interest expense	36,444	38,528	38,528
Provision for credit losses (benefit)	(215)	95	256
Operating expense (income) (includes expenses for services provided by subsidiaries and affiliate of $13,546 (2020 - $13,140 ; 2019 - $14,400)), net of reimbursement by subsidiaries for services provided by parent of $162,019 (2020 - $138,729 ; 2019 - $106,725)	5,432	(921)	80
Total expenses	41,661	37,702	38,864
Income before income taxes and equity in undistributed earnings (losses) of subsidiaries	783,504	572,583	394,073
Income tax expense	352	17	-
Income before equity in undistributed earnings (losses) of subsidiaries	783,152	572,566	394,073
Equity in undistributed earnings (losses) of subsidiaries	151,737	(65,944)	277,062
Net income	$934,889	$506,622	$671,135
Comprehensive income, net of tax	$419,829	$866,551	$929,171

Condensed Cash Flow Statement
Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2021	2020	2019
Cash flows from operating activities:
Net income	$934,889	$506,622	$671,135
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (earnings) losses of subsidiaries, net of dividends or distributions	(151,737)	65,944	(277,062)
Provision for credit losses (benefit)	(215)	95	256
Amortization of intangibles	5,656	98	96
Net accretion of discounts and amortization of premiums and deferred fees	1,241	1,233	1,240
Share-based compensation	8,895	5,770	7,927
Earnings from investments under the equity method, net of dividends or distributions	(26,360)	(15,510)	(14,948)
Sale of foreclosed assets, including write-downs	59	-	-
Net (increase) decrease in:
Equity securities	(3,662)	(5,305)	(4,051)
Other assets	(1,970)	(8,327)	1,134
Net (decrease) increase in:
Interest payable	(1,042)	-	-
Other liabilities	19,095	2,470	2,508
Total adjustments	(150,040)	46,468	(282,900)
Net cash provided by operating activities	784,849	553,090	388,235
Cash flows from investing activities:
Net (increase) decrease in money market investments	(94,000)	110,000	(45,000)
Proceeds from calls, paydowns, maturities and redemptions of investment securities held-to-maturity	5,601	-	-
Net repayments on other loans	1,879	587	677
Capital contribution to subsidiaries	(12,900)	(10,000)	(9,000)
Return of capital from wholly owned subsidiaries	-	12,500	13,000
Return of capital from equity method investments	-	131	-
Acquisition of premises and equipment	(1,788)	(2,667)	(1,289)
Proceeds from sale of premises and equipment	83	285	3
Proceeds from sale of foreclosed assets	87	-	-
Net cash (used in) provided by investing activities	(101,038)	110,836	(41,609)
Cash flows from financing activities:
Payments of notes payable	(186,664)	-	-
Proceeds from issuance of common stock	10,493	15,175	13,451
Payments for repurchase of redeemable preferred stock	-	(28,017)	-
Dividends paid	(141,466)	(133,645)	(115,810)
Net payments for repurchase of common stock	(350,656)	(500,705)	(250,571)
Payments related to tax withholding for share-based compensation	(5,107)	(3,394)	(5,420)
Net cash used in financing activities	(673,400)	(650,586)	(358,350)
Net increase (decrease) in cash and due from banks, and restricted cash	10,411	13,340	(11,724)
Cash and due from banks, and restricted cash at beginning of period	69,894	56,554	68,278
Cash and due from banks, and restricted cash at end of period	$80,305	$69,894	$56,554

Borrowings by contractual maturities
Year	(In thousands)
2022	$-
2023	297,842
2024	-
2025	-
2026	-
Later years	104,148
Total	$401,990